Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Aug. 08, 2018	Aug. 07, 2018
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	50,000,000	50,000,000	0	50,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000	250,000,000	750,000,000
Common Stock, Shares, Outstanding	23,838,416	22,809,666	22,688,416
Common Stock, Shares, Issued	23,838,416	22,809,666	22,688,416